Statements of Operations (USD $)	3 Months Ended		12 Months Ended		37 Months Ended	40 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Mar. 31, 2012
Statements of Operations [Abstract]
Revenue	$ 64,126		$ 2,821		$ 4,808	$ 68,934
Cost of revenue	35,912				9,214	45,126
Gross profit (loss)	28,214		2,821		(4,406)	23,808
Operating expenses
Marketing and advertising	660,847		830,540		899,510	1,560,357
Marketing and advertising - related party			63,900		63,900	63,900
Research and development			10,216		10,216	10,216
Research and development - related party	315,400	205,074	356,144	1,000,701	1,356,845	1,672,245
General and administrative	990,501	21,522	5,360,971	156,517	5,858,509	6,849,010
Loss on impairment of website			31,890		31,890	31,890
Total operating expenses	1,966,748	226,596	6,653,661	1,157,218	8,220,870	10,187,618
Net loss	$ (1,938,534)	$ (226,596)	$ (6,650,840)	$ (1,157,218)	$ (8,225,276)	$ (10,163,810)
Net loss per common share - basic and diluted	$ (0.05)	$ (0.01)	$ (0.2)	$ (0.05)	$ (0.41)	$ (0.46)
Weighted average number of common shares outstanding during the period - basic and diluted	41,455,013	24,701,056	33,742,783	22,052,911	20,263,232	21,951,674